Financial liabilities - Additional Information (Details) € in Thousands		1 Months Ended					6 Months Ended		12 Months Ended
	Jul. 10, 2020 EUR (€) quarterly_instalment	Jul. 31, 2020	Jun. 30, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€) tranche	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Proceeds from borrowings							€ 0	€ 0
Royalties agreement, period							6 years
Consolidated forecasted sales, period							6 years
EIB loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Number of tranches | tranche						3
Proceeds from borrowings				€ 14,000	€ 16,000
Borrowing, deferment period to request funds		12 months
Royalties agreement, period						6 years
Borrowings							€ 31,300
EIB loan | Fixed interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Total interest payable							6,000
Interest payable							4,000
EIB loan | Variable interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Total interest payable							€ 3,400
EIB loan | Top of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount						€ 40,000
HSBC “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount			€ 5,000
Proceeds from borrowings			€ 5,000
Borrowing, initial period bearing no interest			12 months
Borrowing, deferment period			1 year
Borrowing, interest rate			0.31%
HSBC “PGE” | Top of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, deferment period			5 years
HSBC “PGE” | Bottom of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, deferment period			1 year
Bpifrance “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount			€ 5,000
Proceeds from borrowings	€ 5,000
Borrowing, initial period bearing no interest	12 months
Borrowing, interest rate	2.25%
Borrowing, maturity	6 years
Percentage of State-Guaranteed loan	0.90
Borrowing, subsequent period bearing interest	5 years
Borrowing, guarantee fee	1.61%
Number of quarterly instalments | quarterly_instalment	20
Banque Publique d’Investissement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances, deferment period									18 months
Advances, interest rate									1.56%
Advances received									€ 2,100